OTHER INCOME (EXPENSE) - NET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expense [Line Items]
Foreign exchange (loss) gain	$ 31,463	$ (203,264)	$ (122,163)	$ 199,919
Other	14,658	3,379	(12,552)	30,227
Other (expense) income - net	$ 46,121	$ (199,885)	$ (134,715)	$ 230,146